ACCRUED EXPENSES (Tables)	12 Months Ended
Apr. 30, 2017
Accrued Expenses Tables
Accrued expenses
	2017	2016

Accrued payroll	$30,090	$240,309
Accrued consulting	75,633	75,633
Accrued interest	815,276	670,324
Other	62,541	62,541

	$983,540	$1,048,807